Balance Sheet Components - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Aug. 11, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized transaction costs			$ 0	$ 45,500	$ 121
Security deposits		$ 280	$ 280		0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total other non-current assets		Total other non-current assets
Operating right of use assets		4,257	$ 4,577		1,486
Prepaid asset, net of current portion		3,047	2,826		0
Total other non-current assets		7,784	7,683		$ 1,607
Other Assets, Miscellaneous, Noncurrent		$ 200	$ 0